UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Manager of Account Operations
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 12/31/2000
----------------------------      -----------------------    ----------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   143

Form 13F Information Table Value Total:   $579,165,381
                                           (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           NAME OF REPORTING MANAGER
                                ANB CORPORATION
                    AMERICAN NATIONAL BANK AND TRUST COMPANY
                  110 EAST MAIN STREET, MUNCIE, INDIANA 47305
                    QUARTERLY REPORT ENDING DECEMBER 30, 2000

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADC Telecommunications, Inc.      Common         000886101  2,312,983 120,155         Defined               88,295            31,860
AFLAC Inc.                        Common         001055102  3,450,434  47,964         Defined               45,464             2,500
AT&T Corp.                        Common         001957109    249,022  14,702         Defined               13,477             1,225
Abbott Laboratories, Inc.         Common         002824100  9,952,927 205,215         Defined              190,765            14,450
Adobe Systems Inc                 Common         00724F101  4,978,067  80,780         Defined               65,530            15,250
Agilent Technologies              Common         00846U101    496,931   8,984         Defined                7,332             1,652
Air Porducts & Chem               Common         009158106    267,603   6,400           Sole                 6,400                 0
Alcoa Inc.                        Common         013817101    859,219  24,815         Defined               24,365               450
Alltel Corp.                      Common         020039103    682,171  11,025         Defined                7,140             3,885
Alltrista Corp.                   Common         020040101    691,973  52,972         Defined               27,357            25,615
American Express Co.              Common         025816109  1,407,240  26,060           Sole                26,060                 0
American General Corp             Common         026351106    452,034   5,500         Defined                5,450                50
American Home Products Co         Common         026609107  2,381,919  37,090         Defined               37,090                 0
American Intl Group Inc.          Common         026874107 25,819,978 260,642         Defined              222,075            38,567
Anheuser-Busch Cos Inc.           Common         035229103  2,303,848  50,843         Defined               49,243             1,600
Automatic Data Processing         Common         053015103  6,524,963 102,958         Defined               81,758            21,200
Avaya Inc.                        Common         053499109    111,164  10,650         Defined               10,498               152
Avery Dennison Corp.              Common         053611109  4,472,256  81,965         Defined               73,945             8,020
B B & T Corp.                     Common         054937107    257,032   6,764         Defined                6,764                 0
BP Amoco PLC SPONS ADR            Common         055622104 17,070,446 350,163         Defined              309,707            40,456
Ball Corp.                        Common         058498106 29,601,038 626,477         Defined              255,465           371,012
Bank One Corp                     Common         06423A103  8,242,554 218,705         Defined              218,439               266
Bellsouth Corp.                   Common         079860102  6,846,120 169,040         Defined              145,090            23,950
Berkshire Hathaway Inc. Del Cl A  Common         084670108    209,100       3           Sole                     3                 0
Biogen N V                        Common         090597105    430,680   7,010         Defined                3,485             3,525
Biomet Inc                        Common         090613100  1,945,016  46,938         Defined               35,938            11,000
Brinker International Inc.        Common         109641100  1,383,424  33,285         Defined               33,235                50
Bristol Myers Squibb Co.          Common         110122108  3,795,082  51,810         Defined               43,840             7,970
CIGNA Corp.                       Common         125509109  2,025,000  15,000           Sole                15,000                 0
Cardinal Health Inc.              Common         14149Y108  4,131,212  39,771         Defined               35,541             4,230
Carnival Corp. Com Stock          Common         143658102    233,935   7,670         Defined                7,295               375
Chase Manhattan Corp New          Common         16161A108  1,484,789  31,633         Defined               29,508             2,125
Cinergy Corporation               Common         172474108    314,195   8,977         Defined                8,927                50
Cisco Systems                     Common         17275R102  7,572,002 191,391         Defined              182,991             8,400
Citigroup, Inc.                   Common         172967101  6,188,437 120,750         Defined              114,812             5,938
Coca Cola Company                 Common         191216100  3,627,813  59,411         Defined               58,986               425
Colgate-Palmolive                 Common         194162103  3,073,425  47,650         Defined               46,975               675
Conagra Inc.                      Common         205887102    363,057  13,930         Defined               13,930                 0
Concord EFS Inc.                  Common         206197105  2,576,950  56,870         Defined               50,994             5,876
Constellation Energy Group Inc.   Common         210371100    525,100  11,800         Defined               11,800                 0
Corning Inc                       Common         219350105    237,002   4,314         Defined                4,314                 0
Costo Whsl Corp New Com           Common         22160K105    242,178   6,270         Defined                6,240                30
Danaher Corp.                     Common         235851102    994,945  14,485         Defined               11,485             3,000
Dell Computer                     Common         247025109  1,056,099  58,875         Defined               58,000               875
Dover Corp.                       Common         260003108  2,054,174  52,755         Defined               42,080            10,675
EMC Corporation                   Common         268648102 12,983,158 189,361         Defined              165,611            23,750
Emerson Electric Co.              Common         291011104    388,075   4,924         Defined                4,924                 0
Enron Corporation                 Common         293561106  2,722,386  32,170         Defined               29,575             2,595
Equifax Inc.                      Common         294429105    978,025  33,725         Defined               33,725                 0
Exxon Mobil Corp                  Common         30231G102 22,127,149 254,701         Defined              240,980            13,721
FPL Group Inc.                    Common         302571104    382,050   5,400         Defined                5,400                 0
Fastenal Co.                      Common         311900104    271,565   5,000           Sole                     0             5,000
Federal National                  Common         313586109  2,780,085  31,955         Defined               28,585             3,370
Fifth Third Bancorp               Common         316773100    210,212   3,489           Sole                 3,489                 0
First Merchants Corp.             Common         320817109  5,141,086 221,122         Defined              177,598            43,524
Firstar Corp. New Wis             Common         33763V109  1,233,668  51,536         Defined               50,852               684
Fiserv Inc.                       Common         337738108  1,778,696  35,265         Defined               32,265             3,000
General Dynamics                  Common         369550108  1,779,757  23,170         Defined               19,935             3,235
General Electric Company          Common         369604103 21,476,198 443,375         Defined              404,700            38,675
Gillette Company                  Common         375766102    273,708   7,603         Defined                7,603                 0
Guidant Corp                      Common         401698105  1,360,047  25,070         Defined               22,545             2,525
Harley Davison Inc.               Common         412822108  1,119,255  26,970         Defined               22,795             4,175
Hewlett-Packard Co.               Common         428236103  3,991,171 123,040         Defined              103,240            19,800
Hillenbrand Industries IN         Common         431573104    659,156  11,850         Defined               11,850                 0
Home Depot Inc.                   Common         437076102 11,076,605 253,905         Defined              235,218            18,687
Honeywell Int'l Inc               Common         438516106    938,913  19,586         Defined               17,286             2,300
Illinois Tool Works Inc.          Common         452308109  5,157,970  86,779         Defined               78,704             8,075
Intel Corp.                       Common         458140100 11,442,697 369,859         Defined              323,634            46,225
International Business Machine    Common         459200101  1,338,851  15,705         Defined               10,855             4,850
Interpublic Group Cos Inc.        Common         460690100 12,530,783 296,145         Defined              286,790             9,355
Jefferson-Pilot                   Common         475070108  2,770,611  36,727         Defined               32,747             3,980
Johnson and Johnson               Common         478160104  4,764,658  45,486         Defined               30,286            15,200
Johnson Controls                  Common         478366107  1,118,568  21,080         Defined               19,105             1,975
Kellogg Co.                       Common         487836108    319,137  12,100         Defined               10,200             1,900
Kohls Corporation                 Common         500255104  4,625,830  76,460         Defined               70,710             5,750
L-3 Communications Hldgs. Inc.    Common         502424104    802,389  10,345         Defined                9,945               400
Lancaster Colony Corp             Common         513847103  1,220,312  44,375         Defined               36,375             8,000
Lexmark Intl Group Inc Cl. A      Common         529771107    872,050  19,735         Defined               16,410             3,325
Lilly (Eli) and Co.               Common         532457108 14,908,120 162,708         Defined              145,358            17,350
Lincoln National Corp. of Indiana Common         534187109  5,987,802 125,399         Defined               94,162            31,237
Linear Technology                 Common         535678106  4,227,895  83,205         Defined               80,070             3,135
Loews Corp.                       Common         540424108    204,262   1,950           Sole                 1,950                 0
Lucent Technologies               Common         549463107  2,157,500 164,381         Defined              162,494             1,887
MBNA Corp                         Common         55262L100  4,341,600 118,542         Defined              114,017             4,525
Marsh & McLennan COS              Common         571748102  5,094,317  43,425         Defined               42,180             1,245
Marsh Supermarkets Inc. Cl. B     Common         571783208  2,074,183 163,476         Defined              163,476                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  2,057,336 129,596         Defined              129,596                 0
McDonald's Corp.                  Common         580135101  1,526,509  45,063         Defined               45,063                 0
Medtronic Inc.                    Common         585055106  8,194,862 134,342         Defined              113,460            20,882
Mellon Financial Corp             Common         58551A108    412,987   8,078         Defined                5,150             2,928
Merck and Co. Inc.                Common         589331107  9,536,208 100,646         Defined               89,446            11,200
Merrill Lynch & Co. Inc.          Common         590188108  4,820,165  70,560         Defined                  400            70,160
Microsoft Corp.                   Common         594918104  1,911,663  42,898         Defined               30,373            12,525
Minnesota Mining and Mfg          Common         604059105    313,990   2,575         Defined                1,575             1,000
Morgan Stanley, Dean Witter & Co. Common         617446448  2,507,376  31,589         Defined               30,244             1,345
National City Corporation         Common         635405103  9,643,460 328,288         Defined               21,613           306,675
National Fuel and Gas Co.         Common         636180101  4,468,871  69,690         Defined               60,755             8,935
ADR Nokia Corp Sponsered Finland  Common         654902204  1,158,168  26,510         Defined               22,960             3,550
Nortel Networks Corp New          Common         656568102  4,789,606 151,450         Defined              139,650            11,800
Northern Trust Corp               Common         665859104  1,973,886  24,090         Defined               23,965               125
Old National Bancorp              Common         680033107 18,239,613 620,923         Defined              481,885           139,038
Old Republic Int'l Corp           Common         680223104  3,902,400 121,950           Sole               121,950                 0
Oracle Corp                       Common         68389X105    411,180  13,237         Defined                9,237             4,000
Paychex Inc.                      Common         704326107 16,140,348 317,255         Defined              269,567            47,688
Pepsico Inc.                      Common         713448108  2,372,126  48,659         Defined               45,359             3,300
Pfizer Inc.                       Common         717081103  9,522,999 208,153         Defined              186,801            21,352
Pharmacia Corp                    Common         71713U102    302,130   4,958         Defined                3,758             1,200
Philip Morris Cos Inc.            Common         718154107    530,145  11,880         Defined               11,880                 0
Pitney Bowes                      Common         724479100    459,840  13,908         Defined               12,708             1,200
Pitney Bowes Inc.                 Common         724479308    687,500   1,000           Sole                 1,000                 0
T Rowe Price                      Common         741477103  3,067,488  70,415         Defined               56,615            13,800
Procter and Gamble Co.            Common         742718109  3,637,084  47,082         Defined               39,682             7,400
Royal Dutch Petroleum New         Common         780257804    835,717  13,575         Defined                5,175             8,400
SBC Communications                Common         78387G103 12,098,354 256,729         Defined              225,601            31,128
Standard & Poors Depository       Common         78462F103  1,735,004  12,975         Defined               12,676               299
Sara Lee Corp.                    Common         803111103  1,414,462  57,150         Defined               52,750             4,400
Schering-Plough Corp.             Common         806605101  7,501,689 130,039         Defined              113,764            16,275
Schlumberger LTD                  Common         806857108  1,394,625  17,125         Defined               15,395             1,730
Schwab (Charles) Corp             Common         808513105  1,110,037  37,950         Defined               31,763             6,187
Smithkline Beecham PLC            Common         832378301    448,002   7,204           Sole                 7,204                 0
Solectron Corp.                   Common         834182107  2,789,521  83,170         Defined               71,430            11,740
Southwest Airlines                Common         844741108  1,157,811  34,665         Defined               28,665             6,000
State Street Corp.                Common         857477103  6,339,201  49,974         Defined               49,974                 0
Stryker Corp                      Common         863667101  1,654,500  33,090         Defined               33,090                 0
Sun Life Financial                Common         866796105  2,409,269  91,999           Sole                91,999                 0
Sun Microsystems                  Common         866810104  6,769,176 233,920         Defined              219,620            14,300
Sungard Data Systems Inc.         Common         867363103    987,293  19,820         Defined               19,820                 0
Synovous Financial Corp.          Common         87161C105  3,362,829 123,688         Defined              122,751               937
Sysco Corp.                       Common         871829107 12,855,663 431,210         Defined              397,910            33,300
Target Corp                       Common         87612E106  5,727,040 178,970         Defined              171,095             7,875
Tellabs, Inc. Delaware            Common         879664100  4,316,455  77,165         Defined               64,440            12,725
Time Warner Inc.                  Common         887315109  1,669,104  31,140           Sole                31,140                 0
Tyco Intl LTD New                 Common         902124106  9,274,353 166,916         Defined              156,216            10,700
United Technologies Corp.         Common         913017109  5,719,437  72,685         Defined               66,295             6,390
Vectren Corp.                     Common         92240G101  2,328,740  87,877         Defined               87,877                 0
Verizon Communications Inc.       Common         92343V104  2,500,731  51,100         Defined               50,200               900
Vitesse Semiconductor             Common         928497106    380,901   6,610         Defined                6,410               200
Wachovia Corp.                    Common         929771103    953,684  16,425         Defined               16,425                 0
Wal-Mart Stores Inc.              Common         931142103  1,190,840  22,495           Sole                22,495                 0
Walgreen Company                  Common         931422109 11,616,468 273,728         Defined              261,441            12,287
Werner Enterpises                 Common         950755108    292,162  17,186         Defined               17,036               150
Willamette Ind., Inc.             Common         969133107  1,642,483  35,180         Defined               21,880            13,300
Worldcom Inc.                     Common         98157D106    351,753  25,237         Defined               12,762            12,475
Check Point Software Tech         Common         M22465104    224,100   1,600           Sole                 1,600                 0
GRAND TOTAL                                               579,165,381
                                                          ===========